Loans - Consumer Loans excluding Credit Card, Delinquency (Details 6a) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	$ 684,916	$ 685,498	$ 695,210
Residential real estate, excluding PCI [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	167,468	174,211
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	5.35%	5.88%
Residential real estate, excluding PCI [Member] | Current and less than 30 days past due and still accruing [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	148,453	153,630
Residential real estate, excluding PCI [Member] | 30 - 149 Days Past Due [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	5,602	7,158
Residential real estate, excluding PCI [Member] | 150 or more days past due [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	13,413	13,423
Residential real estate, excluding PCI [Member] | Past Due And Still Accruing 90 Days Or More Member
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Residential real estate, excluding PCI [Member] | Nonaccrual [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	7,390	7,793
Residential real estate, excluding PCI [Member] | Past Due 90 Days Or More And Government Guaranteed [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	9,129	9,417
Current and less than 30 days past due and still accruing [Member] | Home Equity Senior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	22,252	23,615
150 or more days past due [Member] | Home Equity Senior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	356	347
Past Due And Still Accruing 90 Days Or More Member | Home Equity Senior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Nonaccrual [Member] | Home Equity Senior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	481	479
Home Equity Senior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	22,969	24,376
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	3.12%	3.12%
Home Equity Senior Lien [Member] | 30 - 149 Days Past Due [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	361	414
Home Equity Senior Lien [Member] | Past Due 90 Days Or More And Government Guaranteed [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Current and less than 30 days past due and still accruing [Member] | Home Equity Junior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	58,345	62,315
150 or more days past due [Member] | Home Equity Junior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	222	186
Past Due And Still Accruing 90 Days Or More Member | Home Equity Junior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Nonaccrual [Member] | Home Equity Junior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	827	784
Home Equity Junior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	59,782	64,009
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	2.40%	2.65%
Home Equity Junior Lien [Member] | 30 - 149 Days Past Due [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	1,215	1,508
Home Equity Junior Lien [Member] | Past Due 90 Days Or More And Government Guaranteed [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Current and less than 30 days past due and still accruing [Member] | Prime Mortgages, including option ARMs [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	59,841	59,223
150 or more days past due [Member] | Prime Mortgages, including option ARMs [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	11,305	11,264
Past Due And Still Accruing 90 Days Or More Member | Prime Mortgages, including option ARMs [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Nonaccrual [Member] | Prime Mortgages, including option ARMs [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	4,024	4,320
Prime Mortgages, including option ARMs [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	74,276	74,539
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	5.90%	6.68%
Prime Mortgages, including option ARMs [Member] | 30 - 149 Days Past Due [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	3,130	4,052
Prime Mortgages, including option ARMs [Member] | Past Due 90 Days Or More And Government Guaranteed [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	9,129	9,417
Current and less than 30 days past due and still accruing [Member] | Subprime Mortgage [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	8,015	8,477
150 or more days past due [Member] | Subprime Mortgage [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	1,530	1,626
Past Due And Still Accruing 90 Days Or More Member | Subprime Mortgage [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Nonaccrual [Member] | Subprime Mortgage [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	2,058	2,210
Subprime Mortgage [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	10,441	11,287
Percentage of Loans 30 Plus Days Past Due To Total Retained Loans	23.24%	24.90%
Subprime Mortgage [Member] | 30 - 149 Days Past Due [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	896	1,184
Subprime Mortgage [Member] | Past Due 90 Days Or More And Government Guaranteed [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	0	0
Current and less than 30 days past due and still accruing [Member] | Mortgage Loans Insured by US Government Agencies [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	3,000	2,500
150 or more days past due [Member] | Mortgage Loans Insured by US Government Agencies [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	8,200	7,900
Mortgage Loans Insured by US Government Agencies [Member] | 30 - 149 Days Past Due [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	1,900	2,500
Nonaccrual [Member] | Past Due 90 Days Or More And Government Guaranteed [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Delinquency [Line Items]
Total retained loans	$ 5,700	$ 2,800